Commitments and Contingencies - Supplemental Cash Flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Supplemental cash flow information related to the operating lease was as follows (in thousands):
Operating cash flows from operating leases	$ 53	$ 52
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	70
Right of use asset	18		$ 68
Lease liability	$ 18		$ 70
Weighted average remaining lease term	2 months 12 days		8 months 12 days
Weighted average discount rate	5.50%		5.50%
Maturity of the lease liability was as follows (in thousands):
2019 (period from April 1, 2019 to December 31, 2019)	$ 18
Total lease payments	18
Total	$ 18		$ 70